UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Large Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.0%
Communications - 0.8%
Verizon Communications, Inc.	20,925	1,000,634

Consumer Durables - 1.1%
Electronic Arts, Inc. *	11,200	1,357,888

Consumer Non-Durables - 4.3%
Estee Lauder Cos., Inc. - Class A	16,075	2,406,749
PepsiCo, Inc.	21,600	2,357,640
Philip Morris International, Inc.	2,600	258,440

		5,022,829

Consumer Services - 8.1%
CBS Corp.	8,900	457,371
Marriott International, Inc.	10,600	1,441,388
Starbucks Corp.	35,000	2,026,150
Visa, Inc.	35,000	4,186,700
Walt Disney Co.	14,600	1,466,424

		9,578,033

Electronic Technology - 14.5%
Apple, Inc.	43,800	7,348,764
Applied Materials, Inc.	49,700	2,763,817
Arista Networks, Inc. *	1,950	497,835
Broadcom, Ltd.	12,400	2,922,060
Ciena Corp. *	31,500	815,850
Intel Corp.	16,800	874,944
NVIDIA Corp.	6,025	1,395,330
Skyworks Solutions, Inc.	4,700	471,222

		17,089,822

Energy Minerals - 1.3%
Marathon Petroleum Corp.	15,300	1,118,583
Pioneer Natural Resources Co.	2,300	395,094

		1,513,677

Finance - 6.7%
Bank of America Corp.	32,000	959,680
Chubb, Ltd.	8,650	1,183,060
First Republic Bank	5,700	527,877
Goldman Sachs Group, Inc.	4,800	1,208,928
JPMorgan Chase & Co.	20,600	2,265,382
Prudential Financial, Inc.	5,700	590,235
T Rowe Price Group, Inc.	10,500	1,133,685

		7,868,847

Health Services - 2.7%
Centene Corp. *	9,700	1,036,639
UnitedHealth Group, Inc.	10,275	2,198,850

		3,235,489

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 8.2%
AbbVie, Inc.	19,000	1,798,350
Alexion Pharmaceuticals, Inc. *	4,700	523,862
Boston Scientific Corp. *	42,400	1,158,368
Celgene Corp. *	8,975	800,660
Edwards Lifesciences Corp. *	2,600	362,752
Gilead Sciences, Inc.	8,400	633,276
Incyte Corp. *	10,850	904,131
Johnson & Johnson	13,700	1,755,655
Pfizer, Inc.	13,200	468,468
Thermo Fisher Scientific, Inc.	5,850	1,207,791

		9,613,313

Process Industries - 4.3%
DowDuPont, Inc.	21,600	1,376,136
Ecolab, Inc.	14,500	1,987,515
Sherwin-Williams Co.	4,300	1,686,116

		5,049,767

Producer Manufacturing - 9.2%
3M Co.	7,450	1,635,424
Deere & Co.	4,200	652,344
Honeywell International, Inc.	9,925	1,434,262
Ingersoll-Rand, PLC	12,500	1,068,875
Parker-Hannifin Corp.	8,700	1,487,961
Raytheon Co.	12,125	2,616,818
Rockwell Automation, Inc.	4,925	857,935
United Technologies Corp.	9,000	1,132,380

		10,885,999

Retail Trade - 6.7%
Amazon.com, Inc. *	2,450	3,545,983
Home Depot, Inc.	13,300	2,370,592
TJX Cos., Inc.	14,700	1,198,932
Ulta Beauty, Inc. *	3,975	811,973

		7,927,480

Technology Services - 26.6%
Accenture, PLC	10,975	1,684,662
Adobe Systems, Inc. *	15,700	3,392,456
Alphabet, Inc. - Class A *	1,400	1,451,996
Alphabet, Inc. - Class C *	5,966	6,155,659
Autodesk, Inc. *	8,400	1,054,872
Booking Holdings, Inc. *	965	2,007,576
Cognizant Technology Solutions Corp.	19,400	1,561,700
Facebook, Inc. *	18,675	2,984,078
Microsoft Corp.	71,400	6,516,678
Oracle Corp.	14,500	663,375
PayPal Holdings, Inc. *	21,500	1,631,205
Red Hat, Inc. *	4,900	732,599
salesforce.com, Inc. *	13,000	1,511,900

		31,348,756

See accompanying notes to schedule of investments.

MARCH 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Transportation - 3.9%
Alaska Air Group, Inc.	11,900	737,324
Delta Air Lines, Inc.	21,615	1,184,718
FedEx Corp.	6,000	1,440,660
Union Pacific Corp.	8,800	1,182,984

		4,545,686

Utilities - 0.6%
NextEra Energy, Inc.	4,000	653,320

Total Common Stocks (cost: $62,792,472)		116,691,540

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	1,269,981	1,269,981
(cost: $1,269,982)

Total Investments in Securities - 100.1% (cost: $64,062,454)		117,961,521
Other Assets and Liabilities, net - (0.1%)		(172,811)

Total Net Assets - 100.0%		$117,788,710

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	116,691,540	—	—	116,691,540
Short-Term Securities	1,269,981	—	—	1,269,981

Total:	117,961,521	—	—	117,961,521

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2018 is included with the Fund’s schedule of investments.

At March 31, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Large Cap Growth	$54,712,922	($813,855)	$53,899,067	$64,062,454

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 3, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 3, 2018